Average Annual Total Returns - First Trust Morningstar Dividend Leaders Index Fund	First Trust Morningstar Dividend Leaders Index Fund 1 Year	First Trust Morningstar Dividend Leaders Index Fund 5 Years	First Trust Morningstar Dividend Leaders Index Fund 10 Years	First Trust Morningstar Dividend Leaders Index Fund Since Inception	First Trust Morningstar Dividend Leaders Index Fund Inception Date	First Trust Morningstar Dividend Leaders Index Fund After tax on distributions 1 Year	First Trust Morningstar Dividend Leaders Index Fund After tax on distributions 5 Years	First Trust Morningstar Dividend Leaders Index Fund After tax on distributions 10 Years	First Trust Morningstar Dividend Leaders Index Fund After tax on distributions Since Inception	First Trust Morningstar Dividend Leaders Index Fund After tax on distributions and sale of fund shares 1 Year	First Trust Morningstar Dividend Leaders Index Fund After tax on distributions and sale of fund shares 5 Years	First Trust Morningstar Dividend Leaders Index Fund After tax on distributions and sale of fund shares 10 Years	First Trust Morningstar Dividend Leaders Index Fund After tax on distributions and sale of fund shares Since Inception	Morningstar® Dividend Leaders Index(SM) (reflects no deduction for fees, expenses or taxes) 1 Year	Morningstar® Dividend Leaders Index(SM) (reflects no deduction for fees, expenses or taxes) 5 Years	Morningstar® Dividend Leaders Index(SM) (reflects no deduction for fees, expenses or taxes) 10 Years	Morningstar® Dividend Leaders Index(SM) (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(4.42%)	8.62%	10.40%	6.74%	Mar. 09, 2006	(6.38%)	6.91%	8.75%	5.15%	(2.78%)	5.95%	7.65%	4.61%	(3.87%)	9.19%	10.97%	7.28%	18.40%	15.22%	13.88%	9.84%